16. Salaries and Related Charges	12 Months Ended
Dec. 31, 2017
Salaries And Related Charges
Salaries and Related Charges
	2017	2016

Provisions on salaries	179,120	162,216
Profit sharing, bonus and premium	125,006	140,504
Social charges	64,524	49,812
Others	19,468	10,186

	388,118	362,718